Expense Example {- Fidelity Sustainability U.S. Equity ETF} - NF_07.31 Fidelity ESG ETFs_Combo PRO-02 - Fidelity Sustainability U.S. Equity ETF - Fidelity Sustainability U.S. Equity ETF	Jun. 14, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189